Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Basic earnings per share
Net income		$ 4,390	$ 3,950	$ 9,521	$ 7,532
Dividends on preferred shares and distributions on other equity instruments		(124)	(69)	(256)	(128)
Net income attributable to non-controlling interests		(4)	(2)	(6)	(4)
Net income available to common shareholders		$ 4,274	$ 3,881	$ 9,285	$ 7,403
Weighted average number of common shares (in thousands)		1,411,362,000	1,412,651,000	1,412,671,000	1,409,452,000
Basic earnings per share (in dollars)		$ 3.03	$ 2.75	$ 6.57	$ 5.25
Diluted earnings per share
Net income available to common shareholders		$ 4,274	$ 3,881	$ 9,285	$ 7,403
Weighted average number of common shares (in thousands)		1,411,362,000	1,412,651,000	1,412,671,000	1,409,452,000
Stock options	[1]	2,155	1,489	2,366	1,364
Issuable under other share-based compensation plans			26		26
Average number of diluted common shares (in thousands)		1,413,517,000	1,414,166,000	1,415,037,000	1,410,842,000
Diluted earnings per share (in dollars)		$ 3.02	$ 2.74	$ 6.56	$ 5.25
Equity attributable to shareholders [member]
Basic earnings per share
Net income		$ 4,386	$ 3,948	$ 9,515	$ 7,528
Dividends on preferred shares and distributions on other equity instruments		$ (112)	$ (67)	$ (230)	$ (125)

[1]	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2025, an average of 917,151 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2025, an average of 684,687 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2024, an average of 1,060,719 outstanding options with an average exercise price of $131.64 were excluded from the calculation of diluted earnings per share.